Label	Element	Value
Hennessy Cornerstone Large Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000891944_SupplementTextBlock	Hennessy Cornerstone Large Growth Fund October 7, 2015 Supplement to the Prospectus dated February 27, 2015, as amended and restated June 15, 2015 and supplemented June 22, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Cornerstone Large Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
At a meeting of the shareholders of the Investor Class shares of the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Large Value Fund, each a series of Hennessy Funds Trust, held on September 15, 2015, the shareholders approved the adoption of a Distribution (Rule 12b-1) Plan for the Investor Class shares of such Hennessy Funds.  At a meeting of the shareholders of the Investor Class shares of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund, each a series of Hennessy Funds Trust, held on October 2, 2015 (as adjourned from September 15, 2015), the shareholders approved the adoption of a Distribution (Rule 12b-1) Plan for the Investor Class shares of such Hennessy Funds.  The Distribution Plan will become effective, and 12b-1 fees under the Distribution Plan will be accrued and payable, beginning on November 1, 2015.  This will increase the fees of the Investor Class shares of such Hennessy Funds.

More information regarding the Distribution Plan and the projected fees and expenses of the Investor Class shares of the Hennessy Funds listed above following implementation of the Distribution Plan, as applicable, is available in the proxy statement, which information is incorporated herein by reference.  Shareholders may obtain a free copy of the definitive proxy statement and other documents filed by Hennessy Funds Trust with the Securities and Exchange Commission at the SEC’s web site at www.sec.gov or by contacting Hennessy Funds Trust.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * Prospectus Supplement Dated October 7, 2015 Please Read Carefully and Keep for Future Reference